SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Furniture and fixtures [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years